UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-834

Name of Registrant:	VANGUARD WINDSOR FUNDS

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2004

Item 1:	Schedule of Investments

July 31, 2004 Vanguard Windsor II Fund	Shares	Market Value (000)
COMMON STOCKS (94.6%)
Auto & Transportation (0.6%)
Delphi Corp.	9,516,500	$ 90,502
CSX Corp.	1,239,900	38,809
Burlington Northern Santa Fe Corp.	373,400	13,248
Ford Motor Co.	773,553	11,387
PACCAR, Inc.	178,400	10,697
General Motors Corp.	209,868	9,054
Lear Corp.	138,500	7,635
Union Pacific Corp.	93,900	5,290
Norfolk Southern Corp.	109,400	2,920
Dana Corp.	61,900	1,194

	190,736

Consumer Discretionary (11.3%)
Cendant Corp.	34,731,200	794,650
Carnival Corp.	12,166,500	567,081
Gannett Co., Inc.	3,687,100	306,545
Wal-Mart Stores, Inc.	5,036,000	266,958
Mattel, Inc.	14,943,700	261,814
* (1)Service Corp. International	26,080,100	165,609
Sears, Roebuck & Co.	3,928,700	144,105
The Walt Disney Co.	5,860,732	135,324
McDonald's Corp.	4,037,550	111,033
Eastman Kodak Co.	3,802,200	100,720
* Office Depot, Inc.	5,919,900	97,086
Newell Rubbermaid, Inc.	3,328,100	71,887
* Time Warner, Inc.	2,063,199	34,352
J.C. Penney Co., Inc. (Holding Co.)	821,000	32,840
* MGM Mirage, Inc.	639,500	28,234
Waste Management, Inc.	953,900	26,843
Viacom Inc. Class B	674,400	22,653
Yum! Brands, Inc.	525,300	20,166
Kimberly-Clark Corp.	229,800	14,723
Target Corp.	319,800	13,943
Republic Services, Inc. Class A	320,200	9,158
Belo Corp. Class A	294,300	6,881
Wendy's International, Inc.	188,000	6,725
Whirlpool Corp.	104,569	6,529
ServiceMaster Co.	481,800	5,627
Federated Department Stores, Inc.	99,000	4,744
Hasbro, Inc.	209,400	3,805
Nordstrom, Inc.	80,800	3,547
Tribune Co.	75,400	3,201
Starwood Hotels & Resorts Worldwide, Inc.	62,300	2,804
The Stanley Works	59,800	2,536
* Fox Entertainment Group, Inc. Class A	84,400	2,281
VF Corp.	43,000	2,150
Limited Brands, Inc.	101,600	2,077
Knight Ridder	31,300	2,059
Saks Inc.	155,200	2,025
May Department Stores Co.	70,600	1,873
* Caesars Entertainment, Inc.	120,900	1,781
Foot Locker, Inc.	66,500	1,496
Sabre Holdings Corp.	56,200	1,435
* Kmart Holding Corp.	17,700	1,370
* Dex Media, Inc.	16,300	314

	3,290,984

Consumer Staples (8.8%)
Altria Group, Inc.	12,441,500	592,215
Imperial Tobacco Group ADR	12,840,000	562,392
ConAgra Foods, Inc.	18,678,300	485,636
The Procter & Gamble Co.	3,867,600	201,695
PepsiCo, Inc.	4,031,300	201,565
Anheuser-Busch Cos., Inc.	3,406,900	176,818
Sara Lee Corp.	3,819,400	83,874
Albertson's, Inc.	3,270,200	79,760
The Coca-Cola Co.	1,431,100	62,768
Kraft Foods Inc.	1,005,300	30,712
* Safeway, Inc.	723,100	15,279
Coca-Cola Enterprises, Inc.	464,900	9,484
Tyson Foods, Inc.	485,000	9,244
SuperValu Inc.	309,700	8,845
* The Kroger Co.	453,900	7,172
PepsiAmericas, Inc.	367,800	6,904
General Mills, Inc.	80,700	3,623
* Constellation Brands, Inc. Class A	95,200	3,606
R.J. Reynolds Tobacco Holdings, Inc.	38,800	2,792
* Smithfield Foods, Inc.	86,300	2,446
Carolina Group	71,400	1,696
CVS Corp.	28,000	1,172

	2,549,698

Financial Services (27.0%)
Wells Fargo & Co.	14,980,500	860,031
Citigroup, Inc.	16,830,973	742,078
JPMorgan Chase &Co.	18,811,664	702,239
Bank of America Corp.	7,352,378	625,026
Allstate Corp.	12,788,744	602,094
Washington Mutual, Inc.	12,782,049	495,944
PNC Financial Services Group	9,662,122	488,903
Manulife Financial Corp.	11,703,415	468,371
SLM Corp.	11,707,200	443,937
American International Group, Inc.	4,004,839	282,942
Freddie Mac	3,345,100	215,123
Fannie Mae	3,011,800	213,717
Automatic Data Processing, Inc.	4,436,400	186,240
The Hartford Financial Services Group Inc.	2,620,427	170,590
St. Paul Travelers Cos., Inc.	4,418,440	163,792
Wachovia Corp.	3,442,402	152,533
Comerica, Inc.	2,599,500	151,993
The Goldman Sachs Group, Inc.	1,633,100	144,023
Merrill Lynch & Co., Inc.	2,404,400	119,547
XL Capital Ltd. Class A	1,230,600	86,979
Metropolitan Life Insurance Co.	1,957,600	69,828
Prudential Financial, Inc.	1,169,400	54,447
CIT Group Inc.	709,400	24,659
U.S. Bancorp	846,922	23,968
The Principal Financial Group, Inc.	659,000	22,399
Morgan Stanley	428,960	21,161
KeyCorp	623,900	18,829
UnionBanCal Corp.	260,274	15,109
* Conseco, Inc.	739,400	13,294
Assurant, Inc.	541,000	13,200
National City Corp.	335,300	12,238
Countrywide Financial Corp.	148,718	10,723
SAFECO Corp.	188,500	8,871
MBNA Corp.	346,700	8,560
Bear Stearns Co., Inc.	100,000	8,342
Lincoln National Corp.	186,400	8,146
The Bank of New York Co., Inc.	256,800	7,378
SunTrust Banks, Inc.	111,500	7,353
First Horizon National Corp.	162,100	7,027
Lehman Brothers Holdings, Inc.	99,600	6,982
BB&T Corp.	175,953	6,815
ACE Ltd.	161,500	6,555
State Street Corp.	147,000	6,293
* E*TRADE Group, Inc.	533,300	5,904
W.R. Berkley Corp.	139,700	5,719
Loews Corp.	98,500	5,578
Huntington Bancshares Inc.	225,760	5,522
Fidelity National Financial, Inc.	150,867	5,469
The Chubb Corp.	77,200	5,310
Zions Bancorp	86,900	5,257
Northern Trust Corp.	130,200	5,225
Nationwide Financial Services, Inc.	142,300	5,047
CIGNA Corp.	78,400	4,862
Golden West Financial Corp.	45,200	4,832
Marsh & McLennan Cos., Inc.	104,900	4,655
Equity Office Properties Trust REIT	176,300	4,575
Simon Property Group, Inc. REIT	83,900	4,330
SouthTrust Corp.	107,238	4,160
Equity Residential REIT	122,400	3,617
RenaissanceRe Holdings Ltd.	65,600	3,477
Montpelier Re Holdings Ltd.	87,500	3,096
Axis Capital Holdings Ltd.	119,000	3,058
Bank of Hawaii Corp.	67,900	3,051
City National Corp.	45,400	2,928
North Fork Bancorp, Inc.	71,500	2,792
General Growth Properties Inc. REIT	90,900	2,734
ProLogis REIT	79,600	2,710
A.G. Edwards & Sons, Inc.	80,200	2,606
Vornado Realty Trust REIT	44,500	2,585
Plum Creek Timber Co. Inc. REIT	80,500	2,526
Archstone-Smith Trust REIT	85,500	2,516
Sovereign Bancorp, Inc.	112,900	2,458
* Providian Financial Corp.	169,900	2,351
Boston Properties, Inc. REIT	44,000	2,328
Marshall & Ilsley Corp.	58,700	2,255
Rouse Co. REIT	45,000	2,196
Kimco Realty Corp. REIT	43,800	2,107
Duke Realty Corp. REIT	60,600	1,864
Avalonbay Communities, Inc. REIT	31,200	1,816
PartnerRe Ltd.	33,900	1,773
Green Point Financial Corp.	43,150	1,753
Public Storage, Inc. REIT	36,500	1,720
Astoria Financial Corp.	45,400	1,551
iStar Financial Inc. REIT	40,100	1,524
Health Care Properties Investors REIT	57,800	1,443
Liberty Property Trust REIT	36,700	1,409
Apartment Investment & Management Co. Class A REIT	41,100	1,314
AMB Property Corp. REIT	35,900	1,261
Hospitality Properties Trust REIT	28,000	1,117
Weingarten Realty Investors REIT	35,600	1,096
Associated Banc-Corp	35,850	1,079
New Plan Excel Realty Trust REIT	43,700	1,038
* Host Marriott Corp. REIT	72,400	938
Friedman, Billings, Ramsey Group, Inc. REIT	56,000	921
Popular, Inc.	37,400	850
Regency Centers Corp. REIT	18,600	791

	7,851,373

Health Care (8.9%)
Baxter International, Inc.	17,092,700	513,977
Schering-Plough Corp.	25,473,100	495,707
Bristol-Myers Squibb Co.	17,786,100	407,302
* Anthem, Inc.	2,491,900	205,507
Pfizer Inc.	5,976,300	191,003
* WellPoint Health Networks Inc. Class A	1,769,000	178,846
Johnson & Johnson	3,218,300	177,875
Merck & Co., Inc.	2,918,900	132,372
* Medco Health Solutions, Inc.	2,663,300	80,698
McKesson Corp.	2,378,300	76,510
Aetna Inc.	354,500	30,416
HCA Inc.	595,000	22,997
Wyeth	618,800	21,906
* Tenet Healthcare Corp.	1,639,600	18,331
Abbott Laboratories	298,100	11,730
* Health Net Inc.	475,300	11,469
* Humana Inc.	96,600	1,749
* Triad Hospitals, Inc.	11,200	381

	2,578,776

Integrated Oils (11.0%)
ConocoPhillips Co.	10,523,934	828,970
Occidental Petroleum Corp.	15,931,600	784,950
ChevronTexaco Corp.	7,768,943	743,099
BP PLC ADR	11,966,172	674,413
ExxonMobil Corp.	2,881,494	133,413
Royal Dutch Petroleum Co. ADR	277,700	13,968
Marathon Oil Corp.	205,700	7,749
Amerada Hess Corp.	87,000	7,251
Unocal Corp.	176,900	6,857

	3,200,670

Other Energy (1.1%)
* (1)Reliant Energy, Inc.	17,690,743	174,785
Williams Cos., Inc.	6,504,900	79,035
Valero Energy Corp.	460,400	34,493
Apache Corp.	192,770	8,970
Burlington Resources, Inc.	173,900	6,638
Devon Energy Corp.	93,081	6,468
Anadarko Petroleum Corp.	97,600	5,835
Kerr-McGee Corp.	88,300	4,636

	320,860

Materials & Processing (4.0%)
International Paper Co.	7,888,600	341,024
(1)Hanson PLC ADR	7,826,950	274,804
Weyerhaeuser Co.	3,179,100	197,104
Monsanto Co.	5,001,200	181,344
Alcoa Inc.	1,176,100	37,670
Crompton Corp.	4,878,200	29,123
E.I. du Pont de Nemours &Co.	439,287	18,832
Dow Chemical Co.	409,500	16,335
Nucor Corp.	129,200	10,808
Georgia Pacific Group	270,900	9,102
Sherwin-Williams Co.	219,900	8,880
Masco Corp.	288,700	8,730
Temple-Inland Inc.	127,700	8,716
Archer-Daniels-Midland Co.	420,900	6,494
Vulcan Materials Co.	86,200	4,105
PPG Industries, Inc.	66,000	3,891
Eagle Materials, Inc. B Shares	34,443	2,239
* Phelps Dodge Corp.	20,400	1,590

	1,160,791

Producer Durables (5.8%)
The Boeing Co.	11,290,600	572,998
Emerson Electric Co.	7,344,600	445,817
(1)Cooper Industries, Inc. Class A	4,650,800	264,491
Northrop Grumman Corp.	2,830,400	148,879
United Technologies Corp.	1,433,596	134,041
Lockheed Martin Corp.	764,900	40,532
Centex Corp.	797,800	33,843
Caterpillar, Inc.	181,000	13,302
Ingersoll-Rand Co.	158,600	10,894
Pulte Homes, Inc.	173,000	9,451
Deere & Co.	150,400	9,447
D. R. Horton, Inc.	267,200	7,383
Parker Hannifin Corp.	65,400	3,753
* Xerox Corp.	175,300	2,430
Hubbell Inc. Class B	36,300	1,641
Goodrich Corp.	43,700	1,413
Lennar Corp. Class A	18,900	807
KB HOME	11,300	724
* Freescale Semiconductor Inc.	34,000	478

	1,702,324

Technology (2.4%)
International Business Machines Corp.	1,832,400	159,547
Electronic Data Systems Corp.	7,285,800	134,642
* Computer Sciences Corp.	2,378,350	112,377
Hewlett-Packard Co.	5,556,772	111,969
Motorola, Inc.	6,342,100	101,030
Computer Associates International, Inc.	1,640,500	41,406
Raytheon Co.	436,100	14,631
General Dynamics Corp.	61,600	6,087
* Vishay Intertechnology, Inc.	334,900	5,191
Scientific-Atlanta, Inc.	153,400	4,717
* Unisys Corp.	240,500	2,463
* Storage Technology Corp.	87,500	2,183
* Compuware Corp.	365,900	1,807
* MCI Inc.	98,200	1,501
* Ingram Micro, Inc. Class A	92,600	1,319

	700,870

Utilities (8.2%)
American Electric Power Co., Inc.	15,664,760	487,331
Verizon Communications Inc.	12,376,654	476,996
Duke Energy Corp.	20,264,900	435,695
Entergy Corp.	7,107,600	408,687
(1)CenterPoint Energy Inc.	19,523,400	226,667
Public Service Enterprise Group, Inc.	2,743,200	106,985
SBC Communications Inc.	1,453,649	36,835
FPL Group, Inc.	422,200	28,427
FirstEnergy Corp.	629,700	24,621
BellSouth Corp.	804,800	21,802
* PG&E Corp.	442,300	12,623
Exelon Corp.	361,600	12,620
ALLTEL Corp.	228,500	11,882
Edison International	391,400	10,489
Xcel Energy, Inc.	611,600	10,458
Constellation Energy Group, Inc.	269,000	10,370
Sempra Energy	287,700	10,285
Southern Co.	323,200	9,463
CenturyTel, Inc.	277,800	8,609
TXU Corp.	216,000	8,567
Dominion Resources, Inc.	104,800	6,651
PPL Corp.	120,100	5,567
Telephone & Data Systems, Inc.	49,200	3,734
NSTAR	77,900	3,646
Pinnacle West Capital Corp.	88,600	3,588
AT&T Corp.	182,669	2,758
Pepco Holdings, Inc.	75,500	1,359

	2,386,715

Other (5.5%)
Tyco International Ltd.	23,671,300	733,810
General Electric Co.	11,901,800	395,735
ITT Industries, Inc.	4,050,500	323,837
Honeywell International Inc.	3,137,400	117,998
3M Co.	136,300	11,226
Eaton Corp.	100,600	6,503
Textron, Inc.	92,100	5,646
Brunswick Corp.	20,400	796

	1,595,551

TOTAL COMMON STOCKS
(Cost $20,454,733)	27,529,348

TEMPORARY INVESTMENTS (6.3%)

Vanguard Index Participation
Equity Receipts--
Total Stock Market	2,772,800	294,749
Value Index	1,020,000	50,092
Vanguard Market Liquidity Fund, 1.33%**	1,449,320,652	1,449,321
Face Amount
	(000)
Federal National Mortgage Assn
(2) 1.019%, 8/4/2004	$ 10,000	9,999
(2) 1.58%, 10/27/2004	44,800	44,627

TOTAL TEMPORARY INVESTMENTS
(Cost $1,808,398)	1,848,788

TOTAL INVESTMENTS (100.9%)
(Cost $22,263,131)	29,378,136

OTHER ASSETS AND LIABILITIES-NET (0.9%)	(262,444)

NET ASSETS (100%)	$ 29,115,692

 *Non-income-producing security.
**Money Market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the seven-day yield.
(1) Considered an affiliated company as the fund owns more than 5% of the outstanding voting securities of such company.
(2)Securities with an aggregate value of $54,626,000 have been segregated as initial margin for open futures contracts.
ADR — American Depositary Receipt.
REIT — Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At July 31, 2004, the cost of investment securities for tax purposes was $22,263,131,000. Net unrealized appreciation of investment securities was $7,115,005,000, consisting of unrealized gains of $7,867,875,000 on securities that had risen in value since their purchase and $752,870,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts and exchange-traded funds. After giving effect to these investments, the fund’s effective common stock and temporary cash investment positions, represent 98.5% and 2.4%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At July 31, 2004, the aggregate settlement value of open futures contracts expiring in September 2004, and the related unrealized appreciation (depreciation) were:

		(000)
Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

S&P 500 Index	1,917	$527,702	($14,713)
S&P MidCap 400 Index	276	79,916	(2,390)
E-mini S&P 500 Index	3,535	194,619	(2,409)
E-mini S&P MidCap 400 Index	200	11,582	(121)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Affiliated Companies: Certain of the fund’s investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company. Transactions during the period in securities of affiliated companies were as follows:

		(000)
		Current Period Transactions
	Oct. 31, 2003 Market Value	Purchases at Cost	Proceeds from Securities Sold	Dividend Income	July 31, 2004 Market Value
CenterPoint Energy Inc.	$186,655	$ 13,497	$ 8,365	$ 5,608	$ 226,667
Cooper Industries, Inc. Class A	246,027	--	--	4,883	264,491
Crompton Corp.	33,439	--	7,976	936	n/a*
Hanson PLC ADR	268,856	--	--	8,240	274,804
Millenium Chemicals, Inc.	73,829	--	93,288	--	--
Reliant Energy, Inc.	102,419	--	22,819	--	174,785
Service Corp. International	137,810	--	13,529	--	165,609

	$1,049,035			$19,667	$1,106,356

* At July 31, 2004, the security is still held but the issuer is no longer an affiliated company of the fund.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD WINDSOR FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	September 24, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WINDSOR FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	September 24, 2004

VANGUARD WINDSOR FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	September 24, 2004

*By Power of Attorney. See File Number 2-57689, filed on December 26, 2002. Incorporated by Reference.